VISIO 2020-1 DEPOSITOR LLC ABS-15G/A

Exhibit 99.18

Data Compare - DS-137343
Run Date - 7/8/2020 6:10:52 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment	Alternate Loan ID